Inventories - Summary of Classes of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Classes Of Inventories [Abstract]
Supplies for Production	$ 29,959	$ 25,989
Oil	23,128	16,232
Coal	6,831	9,757
Spare Parts	27,828	23,102
Electrical materials	281,611	196,998
Total	$ 339,398	$ 246,089